CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) ¥ in Thousands, $ in Thousands	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
CONSOLIDATED STATEMENTS OF CASH FLOWS
Cash and cash equivalents	¥ 342,504	$ 48,371	¥ 478,200	¥ 800,997	¥ 291,973
Restricted cash	454,931	64,249	706,988	1,011,705	1,438,028
Cash, cash equivalents and restricted cash reclassified as held for sale assets			25,074	1,001,325	179,202
Total cash, cash equivalents and restricted cash	¥ 797,435	$ 112,620	¥ 1,210,262	¥ 2,814,027	¥ 1,909,203